Summary of Significant Accounting Policies - Stock-Based Compensation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0